Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Assets	R 36,736	R 39,521	R 38,883
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through other comprehensive income | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	59	8
Financial assets at fair value through profit or loss | Other non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through profit or loss | Other non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	271	0
Financial assets at fair value through profit or loss | Restricted investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,256	913
Financial assets at fair value through profit or loss | Restricted investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	507	623
Financial assets at fair value through profit or loss | Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(422)	(215)
Financial liabilities at fair value through profit or loss | Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	R 0	R 0